J.P. MORGAN INCOME FUNDS

JPMorgan Inflation Managed Bond Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated September 25, 2013

to the Prospectuses dated July 1, 2013, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Inflation Managed Bond Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Scott E. Grimshaw	2010	Executive Director
Deepa Majmudar	2010	Managing Director
Duane Huff	2010	Managing Director
Steven Lear	2013	Managing Director

In addition, the paragraphs entitled “Inflation Managed Bond Fund” in the section titled “The Funds’ Management and Administration — The Portfolio Managers” are hereby deleted in their entirety and replaced by the following:

Inflation Managed Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. The portfolio management team consists of Scott E. Grimshaw, Executive Director and CFA charterholder, Deepa Majmudar, Managing Director, Duane Huff, Managing Director, and Steven S. Lear, Managing Director and CFA charterholder. Mr. Grimshaw is responsible for the day-to-day management of the Fund’s portfolio of securities whereas Ms. Majmudar is responsible for implementing the inflation-managed strategy of the Fund through the use of the CPI-U swaps. Mr. Grimshaw is part of the Taxable Bond Team. He is also responsible for the government sector and has been part of the team responsible for management of the Fund since 1996. Ms. Majmudar is a portfolio manager on the Diversified Solutions team. An employee since 2003, Ms. Majmudar is responsible for developing quantitative and risk management strategies and portfolio management. Mr. Huff was part of the portfolio management team for the Fund from November 2004 until February 2007 and rejoined the portfolio management team in June 2009. An employee of JPMIM or predecessor firms since 1996, Mr. Huff leads the Diversified Solutions investment team. In this role, Mr. Huff is responsible for managing diversified strategies, such as Core Plus and is a member of the Asset Allocation Committee. Mr. Huff previously served as a portfolio manager within the International Fixed Income Group, overseeing global aggregate and global bond strategies for mutual funds and segregated clients. Mr. Lear is responsible for overseeing U.S. broad market strategies for the U.S. Macro Driven investment team. Prior to joining JPMIM in 2008, Mr. Lear was at Schroder Investment Management for ten years, serving as the head of the U.S. fixed income securities for seven years. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.

Future Portfolio Manager Changes. Duane Huff will be retiring from J.P. Morgan Investment Management Inc. (JPMIM) in March 2014 and information concerning Mr. Huff will be deleted from the prospectus effective March 2014. Mr. Huff will continue to serve on the portfolio management team of the Fund until March 1, 2014.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-IMB-PM-913

J.P. MORGAN INCOME FUNDS

JPMorgan Inflation Managed Bond Fund

(All Share Classes)

(as series of JPMorgan Trust I)

Supplement dated September 25, 2013

to the Statement of Additional Information

dated July 1, 2013, as supplemented

Effective immediately, the portfolio managers’ information for the JPMorgan Inflation Managed Bond Fund in the section entitled “Portfolio Managers” of the Statement of Additional Information are hereby replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers as of February 28, 2013:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Inflation Managed Bond Fund
Scott Grimshaw	3	$2,382,727	2	$338,893	33	$5,081,373
Deepa Majmudar	3	3,431,259	1	123,175	0	0
Duane Huff	3	3,032,399	1	123,175	31	805,069
Steven Lear	2	255,368	1	33,802	22	3,628,539

*As	of December 31, 2012.

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of February 28, 2013:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Inflation Managed Bond Fund
Scott Grimshaw	0	$0	0	$0	0	$0
Deepa Majmudar	0	0	0	0	0	0
Duane Huff	0	0	0	0	0	0
Steven Lear	0	0	0	0	1	1,709,677

*	As of December 31, 2012.

SUP-SAI-IMB-PM-913

Portfolio Managers – Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by the portfolio managers as of February 28, 2013.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Inflation Managed Bond Fund
Scott Grimshaw	X
Deepa Majmudar	X
Duane Huff	X
Steven Lear	X

For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE